Eaton Vance Global Small-Cap Fund

EATON VANCE GLOBAL SMALL-CAP FUND

(formerly Eaton Vance Small-Cap Value Fund)

Supplement to Prospectus dated May 1, 2015

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Global Small-Cap Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 54 of the Fund's Prospectus and page 26 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Global Small-Cap Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Global Small-Cap Fund		Class A	Class C	Class I
Management Fees		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses		1.75%	2.50%	1.50%
Expense Reimbursement	[1],[2]	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.40%	2.15%	1.15%
[1]	The investment adviser, administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class I shares. This expense reimbursement will continue through April 30, 2017. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser, administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	“Management Fees” reflect a fee reduction agreement to the Fund's investment advisory agreement effective March 1, 2014, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Fund's revised advisory fee was in effect for the Fund's full fiscal year ended December 31, 2014.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Global Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,062	1,439	2,492
Class C	318	745	1,299	2,810
Class I	117	440	785	1,761

Expense Example, No Redemption - Eaton Vance Global Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,062	1,439	2,492
Class C	218	745	1,299	2,810
Class I	117	440	785	1,761